Artio Emerging Markets Local Debt Fund
Artio Emerging Markets Local Debt Fund (Formerly known as Artio Emerging Markets Local Currency Debt Fund)
Investment Objective
The investment objective of the Artio Emerging Markets Local Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Emerging Markets Local Debt Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses		1.75%	1.50%
Fee Waiver/Expense Reimbursement		(0.55%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.20%	0.93%
[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Emerging Markets Local Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	122	497	897	2,017
Class I	95	418	764	1,742

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term (generally less than one year) money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy. The Fund generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. The Fund may, but is not required to, hedge its exposure to emerging markets currencies, which may result in lower local emerging market currency exposure.
  In an effort to meet the Fund's investment objective, the Adviser may employ forward foreign currency contracts which may increase or decrease emerging market debt and currency exposures.

  In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe.
  The Fund invests in fixed income instruments issued by governments, supranational entities, quasi–governmental institutions and corporations that are economically tied to the emerging markets.
  The Fund is ordinarily managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2012, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.73 years.
  The Fund invests in emerging market currencies which may be accomplished through the use of short term money market instruments, spot and forward foreign exchange contracts or other derivative instruments, and cash balances denominated in emerging market currencies.
  The Fund may engage in short sales, which may be accomplished through the use of futures, forwards and swap contracts as well as securities.
  The Fund may invest in below investment grade securities (i.e., "junk bonds").
  To achieve its investment goal the Fund may use derivatives. As of October 31, 2012, the Fund had 0.93% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_EMLCD.pdf for more current information on the Fund's investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. This may include the use of a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

  The Adviser has informed the Board of the Fund that it will invest and market the Fund according to guidelines that will not require the Fund to register under the U.S. Commodities Exchange Act and be subject to the regulations of the U.S. Commodity Futures Trading Commission.

Principal Investment Risks
Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Non-Diversified Risk: As a non-diversified mutual fund, a relatively high percentage of the Fund's assets may be invested in a limited number of issuers; therefore, the Fund's performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase or decrease exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Below Investment Grade Securities Risk: The Fund's investments in lower credit quality rated debt securities (i.e., "junk bonds") are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.
  Interest Rate Risk: The Fund's fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund's net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.
  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.
  Prepayment Risk: The principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund's income to decline.
  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., "junk bonds") or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost. To the extent the Fund is using a proxy hedge, there is a risk beyond that of a direct position hedge because it is dependent upon a stable relationship between the two currencies paired as proxies. Overall risk to the Fund may increase or the ability of the Fund to meet its investment objective may be impaired as a consequence of the use of proxy hedges.
  Short Sale Risk: A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year period are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return:	4.77% (for the quarter ended March 31, 2012)
Lowest quarterly return:	-6.93% (for the quarter ended September 30, 2011)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Artio Emerging Markets Local Debt Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	9.58%		3.15%	May 24, 2011
Class A Return After Taxes on Distributions	9.26%		2.55%	May 24, 2011
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.26%		2.36%	May 24, 2011
Class I	9.84%		3.42%	May 24, 2011
JPMorgan Global Bond Index–Emerging Markets Global Diversified Index	16.76%		5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.